Statement of Changes in Stockholders' Deficit (USD $)	Common Stock [Member]	Additional Paid-In Capital [Member]	Deficit Accumulated During Development Stage [Member]	Total
Balance at Feb. 28, 2014				$ 0
Founders' shares, issued for services rendered on February 28, 2014 at $0.0001 per share	2,000			2,000
Founders' shares, issued for services rendered on February 28, 2014 at $0.0001 per share, Shares	20,000,000
Net loss for the period			(23,314)	(23,314)
Balance at Jun. 30, 2014	$ 2,000		$ (23,314)	$ (21,314)
Balance, Shares at Jun. 30, 2014	20,000,000